Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business
4)	BUSINESS COMBINATIONS, DIVESTITURES AND DISCONTINUED OPERATIONS AND SELECTED FINANCIAL INFORMATION BY REPORTABLE SEGMENT AND LINE OF BUSINESS

4.1)	BUSINESS COMBINATIONS
On September 3, 2024, Cemex acquired from the Heim Group in Germany for a price of $4 a 51%
controlling interest in
RC-Baustoffe
Berlin GmbH & Co. KG
(“RC-Baustoffe
Berlin”), a Berlin-based recycling company that processes mineral construction, demolition, excavation materials and operates one plant to permanently store biogenic CO
2
in recycled mineral waste. The acquired recycling facility should process up to
0.4 million tons of materials per year to turn into repurposed aggregates for concrete production, reintroducing them into the construction value chain. In connection with the excess of the purchase price and the fair value of the net assets acquired, Cemex determined goodwill of $5.
On November 1, 2023, Cemex completed in Germany the acquisition of a 100% controlling interest in Kiesel, a mortars and adhesives technological leader in the construction industry that serves the German, French, Polish, and Czech markets, consisting of a production facility and five distribution locations for a total consideration of $13. Cemex determined goodwill of $5.
On May 11, 2023, Cemex completed the asset acquisition of Atlantic Minerals Limited in Newfoundland and Labrador, Canada, consisting mainly of an aggregates quarry and maritime port operations for a price of $75. With this investment, Cemex secured a long-term aggregates reserve for its operations in Florida and the east coast of the United States, as well as a source for chemical-grade stone serving broader base of customers. Cemex did not determine goodwill.
On January 30, 2023, for a price of $13, Cemex acquired a 51% controlling interest in Israel-based SHTANG Recycle LTD (“SHTANG”), a construction demolition and excavation waste recycling company. The acquisition is aligned with the strategy of strengthening Cemex’s business in developed markets through bolt-on
acquisitions in businesses with strong circular and sustainable attributes. SHTANG holds a
13-year
license to build and operate the facility. The
state-of-the-art
facility should be processing 600,000 tons of waste annually. The facility’s production is used as raw materials for aggregate production, reintegrating them into the construction value chain. Cemex determined goodwill of $3.

On July 11, 2022, Cemex completed the acquisition of a 53% controlling interest in the German aggregates company ProStein for a total consideration of $21. The investment expands Cemex’s aggregates business in the region and the estimated life of aggregates reserves in Central Europe for at least 25 years. The majority stake in ProStein’s assets adds a full range of fine and hardstone aggregates to Cemex’s aggregates portfolio. In addition to supplying the greater Berlin area, the additional capacity should supply several urban centers in Poland and the Czech Republic. ProStein’s assets include six active hardstone plants and six CDEW recovery sites. Cemex did not determine goodwill. On December 30, 2024, a sale option of the owners of the remaining 47% was activated in two tranches, a 21% in 2025 and a 26% in 2026, consequently, Cemex recognized a current liability of $8 and a non-current
liability of $10 and cancelled the
non-controlling
interest in consolidated equity.
The following table presents the combined condensed fair value information
of the assets acquired and liabilities assumed that were integrated into Cemex in connection with the acquisition of
RC-Baustoffe
Berlin in 2024 and of Kiesel, Atlantic Minerals and SHTANG in 2023.

	2024	2023
Current assets	$2	30
Property, machinery and equipment	8	89
Other non-current assets and goodwill	5	25

Total assets	15	144
Current liabilities	1	17
Non-current liabilities	9	19

Total liabilities	10	36

Net assets acquired	$5	108

4.2)	DIVESTITURES AND DISCONTINUED OPERATIONS
On December 2, 2024, considering separate agreements with each counterparty and the satisfaction of closing conditions, which included the approval by the Philippine Competition Commission and the fulfillment of other requirements by the purchasers to the shareholders of Cemex Holdings Philippines, Inc. (“CHP”), including the non-controlling
interest owned by third parties in CHP, Cemex concluded the sale of its operations and assets in the Philippines to DACON Corporation, DMCI Holdings, Inc. and Semirara Mining & Power Corporation, for a total consideration related to the Cemex’s controlling interest of $798 including the sale of minority investments in land ownership and mineral extraction activities, as well as debt assumed by the purchaser. The divested assets mainly consisted of two cement plants with an installed capacity of around 5.7 million metric tons per year, six marine distributions terminals and 18 land distribution centers, among other assets and investments in extracting entities. For the period from January 1 to December 2, 2024 and for the years ended December 31, 2023 and 2022, Cemex’s operations in the Philippines are reported in the statements of income, net of income tax, in the single line item “Discontinued operations,” including in 2024 a loss on sale of $119, net of the reclassification of foreign currency translation effects accrued in equity until the date of loss of control and goodwill cancellation of $79.
On November 1, 2024, Cemex sold its
non-controlling
interest of 34.8% in Neoris N.V. (“Neoris”) (note 14.1) to EPAM Systems, Inc. for a total of $215 resulting in a gain of $139 recognized within Other expenses, net. Neoris operates in the digital solutions sector and, after the sale, remains a services supplier for Cemex. Previously, on October 25, 2022, Cemex sold to Advent International a 65% controlling interest in Neoris for a total of $119 and retained such non-controlling
interest of 34.8%. The remaining
non-controlling
interest was remeasured at fair value upon loss of control, was subsequently accounted for under the equity method and was presented within the line item “Investments in associates and joint ventures.” Neoris’ results for the period from January 1 to October 25, 2022 are reported in the statements of income, net of income tax, in the single line item “Discontinued operations,” including in 2022 a gain on sale of $117, net of the reclassification of foreign currency translation effects accrued in equity until the date of loss of control.
On September 10, 2024, Cemex sold its operations in Guatemala to a subsidiary of Holcim Ltd, for a total consideration of $212. The divested assets mainly consist of one grinding mill with an installed capacity of around 0.6 million metric tons per year, three ready mix plants and five distribution centers. For the period from January 1 to September 10, 2024 and for the years ended December 31, 2023 and 2022, Cemex’s operations in Guatemala are reported in the statements of income, net of income tax, in the single line item “Discontinued operations,” including in 2024 a gain on sale of $163, net of the reclassification of foreign currency translation effects accrued in equity until the date of loss of control.
On August 5, 2024, Cemex announced an agreement with Cementos Progreso Holdings, S.L. and its strategic partners, for the sale of its operations in the Dominican Republic, for a total consideration of $950, subject to final adjustments. The assets for divestment mainly consist of one cement plant in the Dominican Republic with two integrated production lines and related cement, concrete, aggregates and marine terminal assets. As of December 31, 2024, Cemex’s assets and liabilities in the Dominican Republic are presented in the line items “Assets held for sale” and “Liabilities related to assets held for sale,” respectively (note 13). For the years ended December 31, 2024, 2023 and 2022, Cemex’s operations in the Dominican Republic are reported in Cemex’s income statements, net of income tax, in the single line item “Discontinued operations.” See note 28 for subsequent events related to this disposal.
On August 31, 2022, through subsidiaries, Cemex concluded the sale with affiliates of Cementos Progreso Holdings, S.L. of its entire operations in Costa Rica and El Salvador for a total of $325, related to Cemex’s aggregate controlling interest. The assets sold consisted of one cement plant, one grinding station, seven ready-mix
plants, one aggregates quarry, one distribution center in Costa Rica and one distribution center in El Salvador. Cemex’s results of these operations for the period from January 1 to August 31, 2022 are reported in the statements of income, net of income tax, in the single line item “Discontinued operations,” including in 2022 a gain on sale of $240 which includes the reclassification of foreign currency translation effects accrued in equity until the disposal date.

The following table presents combined condensed information of the statement of financial position of the operations held for sale in the Dominican Republic as of December 31, 2024, and as of the date of sale in 2024 of Guatemala and the Philippines.

2024
Current assets	$326
Property, machinery and equipment	733
Other non-current assets and goodwill	161

Total assets	1,220
Current liabilities	291
Non-current liabilities	113

Total liabilities	404

Net assets sold or held for sale	$816

The following table presents condensed combined information of the statements of income of: a) the operations in the Philippines for the period from January 1 to December 2, 2024 and the years 2023 and 2022; b) the operations in Guatemala for the period from January 1 to September 10, 2024 and the years 2023 and 2022; c) the operations in the Dominican Republic for the years 2024, 2023 and 2022; d) Neoris’ operations for the period from January 1 to October 25, 2022; and e) the operations in Costa Rica and El Salvador for the period from January 1 to August 31, 2022.

	2024	2023	2022
Revenues	$737	833	1,127
Cost of sales, operating expenses and other expenses, net	(633)	(732)	(882)
Financial expenses, net, and others	9	25	(22)

Earnings before income tax	113	126	223
Income tax	(109)	(46)	(44)

Result of discontinued operations	4	80	179
Net disposal result	43	—	304

Net result of discontinued operations	$47	80	483

4.3)	SELECTED FINANCIAL INFORMATION BY REPORTABLE SEGMENT AND LINE OF BUSINESS

Reportable segments
The Company’s operating segments represent the components of Cemex that engage in business activities from which Cemex earns revenues and incurs expenses, whose operating results are reviewed by Cemex’s Chief Executive Officer (“CEO”) and senior management to make decisions about resources to be allocated to the segments and assess their performance, and for which discrete financial information is available. A reportable segment represents an operating segment or an aggregation of operating segments considering certain thresholds, under which entities must report separately any operating segments which account for 10% or more of combined revenues, both internal and external, 10% or more of combined net profit or loss, depending on the individual result of the operating segment, and/or 10% or more of the combined assets of all operating segments. In addition, despite the described 10% threshold not being met individually, entities must report as many individual operating segments as needed to cover at least 75% of the entity’s revenue. Cemex operates by geography and line of business. Cemex discloses its segment information presenting 12 reportable segments. After discontinued operations, Cemex’s operations are organized in four regions, each under the supervision of a regional president, as follows: 1) Mexico, comprised of one operating and reportable segment, 2) United States, comprised of one operating and reportable segment, 3) Europe, Middle East and Africa (“EMEA”), comprised of 10 operating segments, of which four were aggregated into a single reportable operating segment as described below, and 4) South, Central America and the Caribbean (“SCA&C”), comprised of 10 operating segments, of which six were aggregated into two reportable operating segments as described below.
The material accounting policies applied to determine the financial information by reportable segment are consistent with those described in note 29.
Aggregation criteria
Considering materiality, as well as similar regional and/or economic characteristics, such as: (a) the nature of the products and services, all related to construction materials and the construction industry, (b) the nature of the production processes, which are the same for cement, ready-mix
concrete, aggregates and urbanization solutions across geographies, (c) the type of customers for their products or services, in all cases construction materials distributors and wholesalers, governments and big construction firms, and (d) the methods used to distribute their products or provide their services, which are very similar among the Company’s geographies using both third-party transportation for cement and aggregates and our own mixers fleet for ready-mix,
certain operating segments have been aggregated and presented as single reportable segments. These reportable segments are as follows: a) the “Rest of EMEA” reportable segment refers to Cemex’s operating segments in the Czech Republic, Croatia, Egypt and the United Arab Emirates; b) the “Rest of SCA&C” reportable segment refers to Cemex’s operating segments in Puerto Rico, Nicaragua, Jamaica and the Caribbean, excluding the operations of Trinidad Cement Limited (“TCL”); and c) the “Caribbean TCL” reportable segment refers to the operating segments of TCL and subsidiaries in Trinidad and Tobago, Jamaica, Guyana and Barbados. The line item “Other activities,” included to reconcile the total of reportable segments with the consolidated amounts from continuing operations, refers to the following combined transactions: 1) cement trade maritime operations, 2) the non-operating
transactions of the Parent Company, other corporate entities and finance subsidiaries, and 3) other minor subsidiaries with different lines of business.
Selected information of the consolidated statements of income by reportable segment for the years 2024, 2023 and 2022, excluding the share of profits of equity accounted investments by reportable segment that is included in note 14.1, was as follows:

2024		Sales (including intragroup transactions)	Less: Intragroup transactions	External revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Financial income and other items, net
Mexico	$	4,881	(136)	4,745	1,475	207	1,268	(26)	(38)	(269)
United States		5,194	—	5,194	1,031	514	517	(4)	(74)	(33)
EMEA
United Kingdom		953	—	953	186	91	95	(6)	(14)	15
France		756	—	756	34	42	(8)	(56)	(16)	1
Germany		476	(52)	424	23	34	(11)	2	(3)	(5)
Poland		543	(1)	542	100	27	73	(1)	(3)	—
Spain		455	(46)	409	60	29	31	(13)	(4)	(1)
Israel		724	—	724	79	37	42	(1)	(8)	1
Rest of EMEA		784	—	784	155	47	108	(8)	(7)	(5)
SCA&C
Colombia 1		468	(2)	466	65	27	38	(11)	(4)	(15)
Panama 1		148	(23)	125	29	17	12	(2)	(1)	—
Caribbean TCL 2		330	(21)	309	87	20	67	(18)	(3)	(4)
Rest of SCA&C 1		302	(1)	301	54	16	38	(5)	(2)	—

Reportable segments				15,732	3,378	1,108	2,270	(149)	(177)	(315)
Other activities 3				468	(300)	142	(442)	142	(378)	(64)

Consolidated	$			16,200	3,078	1,250	1,828	(7)	(555)	(379)

2023		Sales (including intragroup transactions)	Less: Intragroup transactions	External revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Financial income and other items, net
Mexico	$	5,060	(205)	4,855	1,488	221	1,267	(59)	(39)	105
United States		5,338	—	5,338	1,040	483	557	(31)	(75)	(30)
EMEA
United Kingdom		992	—	992	193	72	121	(6)	(14)	(17)
France		842	—	842	53	54	(1)	(39)	(15)	(1)
Germany		497	(50)	447	37	32	5	(3)	(2)	(5)
Poland		467	(1)	466	72	24	48	1	(2)	2
Spain		449	(38)	411	71	31	40	3	(2)	1
Israel		794	—	794	90	33	57	5	(6)	1
Rest of EMEA		770	(4)	766	147	48	99	(7)	(6)	(6)
SCA&C
Colombia 1		458	—	458	62	25	37	(19)	(6)	(1)
Panama 1		158	(26)	132	35	17	18	(2)	—	—
Caribbean TCL 2		329	(12)	317	78	20	58	(17)	(2)	(2)
Rest of SCA&C 1		285	—	285	54	11	43	(10)	(1)	1

Reportable segments				16,103	3,420	1,071	2,349	(184)	(170)	48
Other activities 3				451	(271)	119	(390)	(27)	(369)	(32)

Consolidated	$			16,554	3,149	1,190	1,959	(211)	(539)	16

2022		Sales (including intragroup transactions)	Less: Intragroup transactions	External revenues	Operating EBITDA	Less: Depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Financial income and other items, net
Mexico	$	3,842	(200)	3,642	1,133	172	961	(69)	(28)	32
United States		5,038	(4)	5,034	762	455	307	(205)	(55)	(21)
EMEA
United Kingdom		982	—	982	195	60	135	(8)	(8)	(8)
France		781	—	781	63	50	13	1	(10)	2
Germany		485	(46)	439	40	28	12	2	(2)	(3)
Poland		419	(4)	415	64	22	42	1	(2)	4
Spain		382	(36)	346	6	28	(22)	(113)	(2)	2
Israel		840	—	840	112	46	66	5	(4)	—
Rest of EMEA		707	(1)	706	116	55	61	(10)	(4)	2
SCA&C
Colombia 1		429	—	429	61	24	37	12	(7)	22
Panama 1		149	(34)	115	28	16	12	(2)	—	—
Caribbean TCL 2		302	(8)	294	74	17	57	(19)	(4)	(1)
Rest of SCA&C 1		271	(1)	270	53	11	42	(2)	(2)	(5)

Reportable segments				14,293	2,707	984	1,723	(407)	(128)	26
Other activities 3				413	(274)	88	(362)	(81)	(377)	146

Consolidated	$			14,706	2,433	1,072	1,361	(488)	(505)	172

1
Until June 2023, after the conclusion of a tender offer and delisting process, Cemex Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, traded its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of Cemex’s operations in Colombia, Panama, Nicaragua and, until September 10, 2024, of the operations in Guatemala and, until August 31, 2022, of the operations in Costa Rica and El Salvador. As of December 31, 2024 and 2023, there was a non-controlling
interest in CLH of 0.16% and 0.50%, respectively (note 21.4).

2
The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2024 and 2023, there was a non-controlling
interest in TCL of 30.17% of its ordinary shares in both years (note 21.4).

3
In regards of external revenues, refers mainly to trade maritime transactions of cement and clinker carried by Cemex’s trading unit and, in the rest of the captions, refers to Cemex’s corporate activities.

Selected information of the consolidated statements of financial position by reportable segment

As of December 31, 2024 and 2023, the selected statement of financial position information by reportable segment was as follows:

2024		Associates and joint ventures	Other segment assets	Total assets	Total liabilities	Net assets by segment	Capital expenditures 1
Mexico	$	—	4,155	4,155	1,693	2,462	315
United States		285	12,700	12,985	2,903	10,082	486
EMEA
United Kingdom		6	1,386	1,392	848	544	65
France		38	820	858	412	446	52
Germany		3	487	490	279	211	36
Poland		—	426	426	138	288	38
Spain		—	637	637	234	403	41
Israel		—	895	895	540	355	57
Rest of EMEA		10	732	742	316	426	79
SCA&C
Colombia		—	954	954	280	674	105
Panama		—	281	281	73	208	13
Caribbean TCL		—	511	511	238	273	50
Rest of SCA&C		—	234	234	85	149	21

Reportable segments		342	24,218	24,560	8,039	16,521	1,358
Other activities		411	2,063	2,474	6,692	(4,218)	22
Assets held for sale		—	265	265	91	174	—

Consolidated	$	753	26,546	27,299	14,822	12,477	1,380

2023		Associates and joint ventures	Other segment assets	Total assets	Total liabilities	Net assets by segment	Capital expenditures 1
Mexico	$	—	5,381	5,381	2,052	3,329	264
United States		216	12,782	12,998	2,770	10,228	521
EMEA
United Kingdom		6	1,484	1,490	960	530	107
France		41	922	963	467	496	44
Germany		3	506	509	289	220	47
Poland		—	415	415	153	262	44
Spain		—	666	666	212	454	38
Philippines		—	795	795	135	660	85
Israel		—	808	808	507	301	41
Rest of EMEA		11	852	863	329	534	75
SCA&C
Colombia		—	1,007	1,007	308	699	76
Panama		—	292	292	78	214	13
Caribbean TCL		—	478	478	207	271	18
Dominican Republic		—	233	233	95	138	16
Rest of SCA&C		—	280	280	111	169	25

Reportable segments		277	26,901	27,178	8,673	18,505	1,414
Other activities		452	754	1,206	7,644	(6,438)	3
Assets held for sale		—	49	49	—	49	—

Consolidated	$	729	27,704	28,433	16,317	12,116	1,417

1
Capital expenditures represent: a) the purchases of property, machinery and equipment, b) stripping costs, as well as c) assets for the right-of-use
incurred during the respective period (notes 15.1 and 15.2) and exclude increases in assets related to asset retirement obligations (note 18.3).

Revenue information by line of business and reportable segment

The Company’s main activities are oriented to the construction industry, mainly through the production, marketing, sale and distribution of cement, ready-mix
concrete, aggregates, urbanization solutions and other construction materials and services. Revenues including intragroup transactions and external customers by line of business and reportable segment for the years ended December 31, 2024, 2023 and 2022, were as follows:

2024		Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	External revenues
Mexico	$	3,207	1,434	393	1,077	10	(1,376)	4,745
United States		1,905	2,905	1,374	658	1	(1,649)	5,194
EMEA
United Kingdom		285	292	379	208	24	(235)	953
France		—	568	339	17	—	(168)	756
Germany		210	141	84	67	54	(132)	424
Poland		381	197	52	8	1	(97)	542
Spain		325	117	45	27	—	(105)	409
Israel		—	592	190	113	—	(171)	724
Rest of EMEA		540	318	57	18	19	(168)	784
SCA&C
Colombia		318	178	50	56	24	(160)	466
Panama		112	33	8	15	4	(47)	125
Caribbean TCL		316	5	9	1	3	(25)	309
Rest of SCA&C		269	9	5	25	1	(8)	301

Reportable segments		7,868	6,789	2,985	2,290	141	(4,341)	15,732
Other activities		—	—	—	—	468	—	468

Consolidated	$							16,200

2023		Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	External revenues
Mexico	$	3,378	1,397	399	1,163	13	(1,495)	4,855
United States		1,988	3,070	1,347	694	14	(1,775)	5,338
EMEA
United Kingdom		315	344	376	201	22	(266)	992
France		—	656	356	17	—	(187)	842
Germany		227	171	91	38	62	(142)	447
Poland		331	169	44	6	—	(84)	466
Spain		326	119	41	25	—	(100)	411
Israel		—	662	200	116	2	(186)	794
Rest of EMEA		551	288	52	17	23	(165)	766
SCA&C
Colombia		316	163	48	54	22	(145)	458
Panama		128	30	9	12	4	(51)	132
Caribbean TCL		316	5	8	1	4	(17)	317
Rest of SCA&C		253	9	5	25	1	(8)	285

Reportable segments		8,129	7,083	2,976	2,369	167	(4,621)	16,103
Other activities		—	—	—	—	451	—	451

Consolidated	$							16,554

2022		Cement	Concrete	Aggregates	Urbanization solutions	Others	Eliminations	External revenues
Mexico	$	2,663	925	261	843	14	(1,064)	3,642
United States		2,017	2,871	1,202	697	12	(1,765)	5,034
EMEA
United Kingdom		312	329	371	206	27	(263)	982
France		—	622	332	15	—	(188)	781
Germany		220	186	81	32	71	(151)	439
Poland		282	160	41	4	1	(73)	415
Spain		281	99	34	25	—	(93)	346
Israel		—	718	213	97	21	(209)	840
Rest of EMEA		504	260	48	18	26	(150)	706
SCA&C
Colombia		296	137	40	62	19	(125)	429
Panama		119	27	7	13	2	(53)	115
Caribbean TCL		297	4	6	2	5	(20)	294
Rest of SCA&C		245	9	3	19	1	(7)	270

Reportable segments		7,236	6,347	2,639	2,033	199	(4,161)	14,293
Other activities		—	—	—	—	413	—	413

Consolidated	$							14,706